Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	$ 260,123	$ 257,598
Current	83,305	83,374
Non-current	176,818	174,224
Total bank Borrowings	260,123	257,598
United States Dollars [Member] | Secured Debt [Member]
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	43,849	44,204
Singapore Dollars [Member] | Secured Debt [Member]
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	166,124	163,301
Hong Kong Dollars [Member] | Secured Debt [Member]
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	50,135	50,069
British Pound [Member] | Unsecured Debt [Member]
Schedule of Bank Borrowings [Line Items]
Bank Borrowings	$ 15	$ 24